Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (10,355)	$ (12,492)	$ (29,266)	$ (22,451)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	823	400	1,758	1,193
Stock-based compensation	3,760	3,708	11,259	11,517
Exchange rate differences	87	1,379	1,353	3,652
Interest on short-term deposits	(312)	22	605	(367)
Change in fair value of Forfeiture Shares	(3)	(89)	(38)	(1,618)
Change in earnout liability	264		292
Reduction in the carrying amount of ROU assets	896	478	1,619	1,464
Equity in earnings of investee, net of dividend received	4	6	21	13
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	2,804	8,429	7,719	3,854
Prepaid expenses and other current assets	977	643	1,285	1,046
Inventories	2,274	2,115	4,675	6,914
Other assets	(73)	(40)	(7)	(6)
Trade accounts payable	738	2,779	(1,097)	(4,169)
Accrued compensation	422	354	537	(654)
Other current liabilities	1,532	(1,217)	2,150	(1,433)
Change in operating lease liabilities	(865)	(392)	(1,487)	(1,251)
Other long-term liabilities	(9)	5	(29)	73
Net cash provided by (used in) operating activities	2,964	6,088	1,349	(2,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(16,443)	(64,189)	(103,662)	(173,342)
Maturities of short-term deposits	25,380	47,803	129,418	166,757
Purchase of property and equipment	(722)	(180)	(987)	(1,099)
Cash paid for business combination, net of cash acquired (note 3)			(7,800)
Net cash provided by (used in) investing activities	8,215	(16,566)	16,969	(7,684)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options	56	279	692	1,265
Net cash provided by financing activities	56	279	692	1,265
Effect of exchange rate changes on cash and cash equivalents	(498)	(25)	(828)	(196)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,737	(10,224)	18,182	(8,838)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	24,706	21,410	17,261	20,024
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	35,443	11,186	35,443	11,186
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	39	10	102	262
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	309		309	125
Fair value of earnout liability assumed in business combination			2,036
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 579	$ 33	$ 5,412	$ 469